Loans and Borrowings (Schedule of Principal Loans and Borrowings) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	[1]
Disclosure of detailed information about borrowings [line items]
Identity of borrower	Talasol Project Finance
Loan date	February 2020
Original amount of loan	€ 80,400
Interest Mechanism and rate	Annual interest of Euribor with a margin (expected to be 1.76%) and annual interest of 6 month Euribor with margin of 2%- 2.75%.
Payment date of principal	March 31 and September 30 of each of the years 2021-2033
Original amount of loan	€ 46,711	€ 48,377
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Original amount of loan	80,353
Less current maturities	727
Total material Company loans issued in the period	79,626
Carrying amount [Member]
Disclosure of detailed information about borrowings [line items]
Original amount of loan	92,853
Less current maturities	1,906
Total material Company loans issued in the period	€ 90,947

[1]	Reclassified